VIA EDGAR

August 22, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Vanguard  Montgomery  Funds -  Vanguard  Market  Neutral  Fund File  Number
     811-22114

     Laudus Trust - Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund File Number 811-05547

Ladies and Gentlemen:

On behalf of Vanguard Montgomery Funds ("Vanguard Trust"), a Delaware statutory trust, and Laudus Trust ("Laudus Trust"), a Massachusetts business trust, we hereby transmit for filing pursuant to the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the notice of special meeting, prospectus/proxy statement on Form N-14 (the "Prospectus/Proxy Statement") and form of proxy card relating to a special meeting of Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund ("Laudus Fund"), a series of Laudus Trust. The shareholders of Laudus Fund are being solicited with respect to a reorganization of their fund into Vanguard Market Neutral Fund ("Vanguard Fund"), a series of Vanguard Trust (the "Reorganization").

As explained in the Prospectus/Proxy Statement, the investment objectives, policies and restrictions of the Vanguard Fund and the Laudus Fund are similar. The Vanguard Fund will seek to provide long-term capital appreciation while limiting exposure to general stock market risk, while the Laudus Fund's investment objective seeks to increase the value of a shareholder's investment through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

In addition, as explained in the Prospectus/Proxy Statement, the investment advisory arrangements for the Vanguard Fund will be similar to the current advisory arrangements for the Laudus Fund. Currently, the Laudus Fund is managed by Charles Schwab Investment Management, Inc. ("CSIM") and is sub-advised by AXA Rosenberg Investment Management LLC ("AXA Rosenberg"). If the shareholders of the Laudus Fund approve the Reorganization, AXA Rosenberg would serve as an investment adviser for the Vanguard Fund, carrying out an investment program for its allocated portion of the portfolio of the Vanguard Fund that is substantially similar to the investment program of the Laudus Fund. The Vanguard Group, Inc. ("Vanguard") would replace CSIM as overall manager of the Vanguard Fund and also would provide investment advisory services on an at-cost basis through its Quantitative Equity Group under a multimanager arrangement. In that capacity, Vanguard would manage a separate portion of the portfolio of the Vanguard Fund.


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Securities and Exchange Commission
August 22, 2007
Page 2



The disclosure in the section entitled "Additional Information About Vanguard(R) Market Neutral Fund" is substantially similar to the disclosure made in other Vanguard funds' registration statements, and the disclosures in the Statement of Additional Information in the sections entitled, "Investment Policies," "Investment Limitations," "Share Price," "Purchase and Redemption of Shares,"
"Management of the Fund," "Portfolio Transactions," and "Proxy Voting Guidelines" are also substantially similar to the disclosures made in other Vanguard funds' registration statements reviewed by the staff.

Pursuant to Rule 488 under the 1933 Act, the registration statement designates an effective date of September 21, 2007. Please be advised that, as the special meeting is scheduled to be held on November 21, 2007, we propose to prepare definitive materials and mail those materials to Laudus Fund shareholders on the earliest date practicable. We do not believe that the proposed Reorganization presents any novel issues and request that the staff give expedited review to the Prospectus/Proxy Statement.

Should the staff have any questions or comments regarding the enclosed materials, please call the undersigned at (610) 503-5693.

Sincerely,



Natalie S. Bej
Senior Counsel

Enclosures

cc:      Christian Sandoe, Esq.
         Securities and Exchange Commission

         Barry P. Barbash, Esq.
         Willkie Farr & Gallagher LLP